SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Schedule of Revenue by Geographical Area Based on Location of Assets

Revenue	Americas	Rest of World Ireland	Eliminations	Total
Year ended December 31, 2022	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	50,508	24,271	-	74,779
Inter-segment revenue	26,110	828	(26,938)	-

Total revenue	76,618	25,099	(26,938)	74,779

Revenue	Americas	Rest of World Ireland	Eliminations	Total
Year ended December 31, 2021	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	67,249	25,716	-	92,965
Inter-segment revenue	49,059	2,517	(51,576)	-

Total revenue	116,308	28,233	(51,576)	92,965

Revenue	Americas	Rest of World Ireland	Eliminations	Total
Year ended December 31, 2020	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	77,688	24,292	-	101,980
Inter-segment revenue	59,304	1,095	(60,399)	-

Total revenue	136,992	25,387	(60,399)	101,980

Schedule of Revenue by Customers' Geographical Area

Revenue	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Americas	40,176	57,799	70,408
Asia / Africa	25,022	25,504	22,567
Europe (including Ireland) *	9,581	9,662	9,005

	74,779	92,965	101,980

*	Revenue from customers in Ireland is not disclosed separately due to the immateriality of these revenues.

Schedule of Revenue by Major Product Group
Revenue	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Clinical laboratory goods	58,294	74,700	84,280
Clinical laboratory services	7,272	7,928	8,485
Point-of-Care	9,213	10,337	9,215

	74,779	92,965	101,980

Schedule of Amount Relating From Revenue
Revenue	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Revenue from contracts with customers (a)	74,779	92,965	101,980

	74,779	92,965	101,980

Schedule of Revenue Derives From Transfer of Goods and Services
Timing of revenue recognition	Americas	Rest of World Ireland	Rest of World Other	Total
Year ended December 31, 2022	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	50,174	24,271	-	74,445
Over time	334	-	-	334

Total	50,508	24,271	-	74,779

Timing of revenue recognition	Americas	Rest of World Ireland	Rest of World Other	Total
Year ended December 31, 2021	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	66,806	25,716	-	92,522
Over time	443	-	-	443

Total	67,249	25,716	-	92,965

Timing of revenue recognition	Americas	Rest of World Ireland	Rest of World Other	Total
Year ended December 31, 2020	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	77,060	24,292	-	101,352
Over time	628	-	-	628

Total	77,688	24,292	-	101,980
Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2022	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	39,842	25,022	9,581	74,445
Over time	334	-	-	334

Total	40,176	25,022	9,581	74,779

Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2021	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	57,356	25,504	9,662	92,522
Over time	443	-	-	443

Total	57,799	25,504	9,662	92,965

Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2020	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	69,780	22,567	9,005	101,352
Over time	628	-	-	628

Total	70,408	22,567	9,005	101,980

Schedule of Segment Results by Geographical Area

		Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2022	US$‘000	US$‘000	US$‘000	US$‘000
Result before impairment and unallocated expenses	(5,891)	(2,516)	(33)	(8,440)
Impairment charges	(2,331)	(3,508)	-	(5,839)

Result after impairment	(8,222)	(6,024)	(33)	(14,279)
Unallocated expenses *				(2,473)

Operating loss				(16,752)
Net financing expense (Note 6)				(24,442)

Loss before tax				(41,194)
Income tax credit (Note 7)				192

Loss for the year on continuing operations				(41,002)
Loss for the year on discontinued operations (Note 8)				(7)

Loss for the year				(41,009)

		Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2021	US$‘000	US$‘000	US$‘000	US$‘000
Result before impairment and unallocated expenses	9,276	5,084	(12)	14,348
Impairment charges	(6,088)	(856)	-	(6,944)

Result after impairment	3,188	4,228	(12)	7,404
Unallocated expenses *				(779)

Operating profit				6,625
Net financing expense (Note 6)				(5,874)

Profit before tax				751
Income tax credit (Note 7)				178

Profit for the year on continuing operations				929
Loss for the year on discontinued operations (Note 8)				(54)

Profit for the year				875
		Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2020	US$‘000	US$‘000	US$‘000	US$‘000
Result before impairment and unallocated expenses	14,495	4,264	(71)	18,688
Impairment	(17,779)	-	-	(17,779)

Result after impairment	(3,284)	4,264	(71)	909
Unallocated expenses *				(827)

Operating profit				82
Net financing expense (Note 6)				(6,715)

Loss before tax				(6,633)
Income tax credit (Note 7)				620

Loss for the year on continuing operations				(6,013)
Loss for the year on discontinued operations (Note 8)				(375)

Loss for the year				(6,388)

*	Unallocated expenses represent head office general and administration costs of the Group, which cannot be allocated to the results of any specific geographical area.

Schedule of Segment Assets and Segment Liabilities by Geographical Area

		Rest of World
	Americas	Ireland	Other	Total
As at December 31, 2022	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	41,779	37,695	-	79,474
Unallocated assets:
Income tax assets (current and deferred)				6,052
Cash and cash equivalents and short-term investments				6,578

Total assets as reported in the Group balance sheet				92,104

Segment liabilities	58,307	30,845	42	89,194
Unallocated liabilities:
Income tax liabilities (current and deferred)				5,086

Total liabilities as reported in the Group balance sheet				94,280

		Rest of World
	Americas	Ireland	Other	Total
As at December 31, 2021	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	45,891	41,453	1	87,345
Unallocated assets:
Income tax assets (current and deferred)				5,640
Cash and cash equivalents and short-term investments				25,910

Total assets as reported in the Group balance sheet				118,895

Segment liabilities	12,382	101,927	25	114,334
Unallocated liabilities:
Income tax liabilities (current and deferred)				4,880

Total liabilities as reported in the Group balance sheet				119,214

Schedule of Long-Lived Assets
	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Rest of World – Ireland	21,180	22,617
Americas	19,910	19,489

	41,090	42,106

Schedule of Depreciation and Amortisation by Geographical Area

	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Depreciation:
Rest of World – Ireland	128	204	127
Americas	1,282	1,662	1,587

	1,410	1,866	1,714

Amortisation:
Rest of World – Ireland	123	69	32
Americas	800	848	1,371

	923	917	1,403

Schedule of Interest Income and Interest Expense by Geographical Area
	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Rest of World – Ireland	632	1,072	722
Americas	1,123	28	70

	1,755	1,100	792

Schedule of Taxation Expense by Geographical Area
	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Rest of World – Ireland	284	540	293
Rest of World – Other	(4)	(2)	(8)
Americas	(88)	(360)	335

	192	178	620

Schedule of Capital Expenditure by Geographical Area
	December 31 2022 US$‘000	December 31, 2021 US$‘000
Rest of World – Ireland	2,443	3,826
Rest of World – Other	-	-
Americas	4,370	4,776

	6,813	8,602